Law Offices

Stradley Ronon Stevens & Young, LLP

2005 Market Street

Suite 2600

Philadelphia, Pennsylvania 19103-7098

(215) 564-8000

June 28, 2013

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide Mutual Funds (the “Trust”) File No.: 333-188673

Dear Sir or Madam:

Attached for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 1 (the “Amendment”) to the registration statement on Form N-14 of the Trust. The purpose of this filing is to make non-material changes including responding to comments conveyed by the Commission’s disclosure and accounting staff on the initial Registration Statement on Form N-14 filed pursuant to Rule 488 under the Securities Act of 1933 (the “1933 Act”) on May 17, 2013. The filing also incorporates by reference more recent Nationwide Mutual Funds’ prospectuses and a statement of additional information. The Amendment does not contain any disclosures which would render it ineligible to become effective pursuant to Rule 485(b). The Registrant proposes that the Amendment become effective immediately upon filing.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940.

Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8179 or, in my absence, to Kenneth L. Greenberg, Esq. at (215) 564-8149.

Very truly yours,

/s/ Davis F. Roeber

David F. Roeber, Esq.